Equity instruments - Changes - (Details) - EUR (€) € in Millions		1 Months Ended		12 Months Ended
	Jun. 21, 2016	Jun. 30, 2015	May 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments
Balance at beginning of year				€ 116,774	€ 122,036
Valuation adjustment and other items				1,137	2,192	€ (555)
Balance at end of year				133,271	116,774	122,036
Equity instruments
Financial instruments
Balance at beginning of year				5,487	4,849	5,001
Net additions (disposals)				(331)	(294)	(392)
Valuation adjustment and other items				(366)	932	240
Balance at end of year				4,790	5,487	4,849
Equity instruments | Bank of Shanghai Co., Ltd
Financial instruments
Net additions (disposals)		€ 109				€ 109
Interest acquired (as a percent)			8.00%
Consideration paid			€ 396
Valuation adjustment				€ 340	675
Equity instruments | Visa Europe, Ltd.
Financial instruments
Net additions (disposals)					€ (263)
Net gain on sale of asset classified as available-for-sale	€ 227